Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Details of treasury and other financial risks [Line Items]
Long-term debt	€ 7,168
Short-term debt	525
Interest on debt	1,792
Derivative financial instruments	72
Purchase obligations	1,161
Trade and other payables	1,830	€ 1,917
Contractual cash obligations	12,548
Less than one year
Details of treasury and other financial risks [Line Items]
Short-term debt	525
Interest on debt	197
Derivative financial instruments	64
Purchase obligations	300
Trade and other payables	1,830
Contractual cash obligations	2,916
1-3 years
Details of treasury and other financial risks [Line Items]
Long-term debt	2,006
Interest on debt	368
Derivative financial instruments	8
Purchase obligations	307
Contractual cash obligations	2,689
3-5 years
Details of treasury and other financial risks [Line Items]
Long-term debt	1,338
Interest on debt	325
Purchase obligations	210
Contractual cash obligations	1,873
Later
Details of treasury and other financial risks [Line Items]
Long-term debt	3,824
Interest on debt	902
Purchase obligations	344
Contractual cash obligations	€ 5,070